Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,579,865.07

Principal:
Principal Collections	$25,960,703.68
Prepayments in Full	$15,130,033.94
Liquidation Proceeds	$428,980.39
Recoveries	$18,045.01
Sub Total	$41,537,763.02
Collections	$45,117,628.09

Purchase Amounts:
Purchase Amounts Related to Principal	$147,077.42
Purchase Amounts Related to Interest	$746.93
Sub Total	$147,824.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,265,452.44

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$45,265,452.44
Servicing Fee	$861,607.54	$861,607.54	$0.00	$0.00	$44,403,844.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,403,844.90
Interest - Class A-2 Notes	$104,230.90	$104,230.90	$0.00	$0.00	$44,299,614.00
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$43,986,971.50
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$43,839,933.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,839,933.00
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$43,772,459.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,772,459.25
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$43,722,473.42
Third Priority Principal Payment	$1,438,588.67	$1,438,588.67	$0.00	$0.00	$42,283,884.75
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$42,220,744.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,220,744.75
Regular Principal Payment	$38,215,219.52	$38,215,219.52	$0.00	$0.00	$4,005,525.23
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,005,525.23
Residuel Released to Depositor	$0.00	$4,005,525.23	$0.00	$0.00	$0.00
Total		$45,265,452.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,438,588.67
Regular Principal Payment					$38,215,219.52
Total					$39,653,808.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$39,653,808.19	$73.45	$104,230.90	$0.19	$39,758,039.09	$73.64
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$39,653,808.19	$24.63	$744,511.48	$0.46	$40,398,319.67	$25.09

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$260,577,245.54	0.4826398	$220,923,437.35	0.4091933
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$982,747,245.54	0.6103755	$943,093,437.35	0.5857469

Pool Information
Weighted Average APR	4.012%	4.002%
Weighted Average Remaining Term	45.76	44.94
Number of Receivables Outstanding	53,118	51,973
Pool Balance	$1,033,929,046.68	$991,747,071.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$990,025,194.69	$949,738,656.87
Pool Factor	0.6280712	0.6024473

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$14,876,206.07
Yield Supplement Overcollateralization Amount	$42,008,414.78
Targeted Overcollateralization Amount	$48,653,634.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,653,634.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		135	$515,179.60
(Recoveries)		22	$18,045.01
Net Losses for Current Collection Period			$497,134.59
Cumulative Net Losses Last Collection Period			$2,190,752.89
Cumulative Net Losses for all Collection Periods			$2,687,887.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.27%	591	$12,568,355.09
61-90 Days Delinquent	0.13%	64	$1,319,880.04
91-120 Days Delinquent	0.03%	11	$275,460.50
Over 120 Days Delinquent	0.05%	14	$461,908.45
Total Delinquent Receivables	1.47%	680	$14,625,604.08

Repossession Inventory:
Repossessed in the Current Collection Period		27	$662,804.30
Total Repossessed Inventory		49	$1,266,651.97

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3200%
Preceding Collection Period			0.4516%
Current Collection Period			0.5890%
Three Month Average			0.4535%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1405%
Preceding Collection Period			0.1563%
Current Collection Period			0.1712%
Three Month Average			0.1560%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer